UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08824
Integrity Fund of Funds, Inc.
(Exact name of registrant as specified in charter)

Address of Registrant:	1 Main Street North
Minot, ND 58703

Name and Address of Agent for Service:	Brent Wheeler, Mutual Fund Chief Compliance Officer
Kevin Flagstad, Investment Adviser Chief Compliance Officer
1 Main Street North
Minot, ND 58703

Registrant's telephone number, including area code:	701-852-5292

Date of fiscal year end:	December 31
Date of reporting period:	June 30, 2009

Item 1—Reports to Shareholders

[Logo]

Investment Adviser

Integrity Money Management, Inc.
P.O. Box 500
Minot, ND 58703

Principal Underwriter

Integrity Funds Distributor, Inc.±
P.O. Box 500
Minot, ND 58703

Custodian

Wells Fargo Bank, N.A.
Trust & Custody Solutions
801 Nicollet Mall, Suite 700
Minneapolis, MN 55479

Transfer Agent

Integrity Fund Services, Inc.
P.O. Box 759
Minot, ND 58702

±The Fund is distributed through Integrity Funds Distributor, Inc. Member FINRA & SIPC

INTEGRITY FUND OF FUNDS, INC.

P.O. Box 500 • Minot, North Dakota 58703
800-276-1262
info@integrityfunds.com
www.integrityfunds.com

Dear Shareholder:

Enclosed is report of the operations for the Integrity Fund of Funds, Inc. (the "Fund") for the six months ended June 30, 2009. The Fund's portfolio and related financial statements are presented within for your review.

The U.S. economy is in the midst of its second recession this decade. The depth and breadth of this recession is quite different from the 2001 recession in that the negative effects are being felt by nearly every section of the country. Housing values have plummeted in various sections of the country with two of the three major auto companies in bankruptcy. Those events along with steep declines in manufacturing have led unemployment to reach levels approaching ten percent. The federal government is working feverishly on a stimulus package to help stem the steep declines we have seen.

Despite the negative gloom, small green shoots appear on the horizon. While the housing decline continues to be a major factor in the recent economic downturn, areas that were the hardest hit are showing signs of a slow recovery. The Federal Reserve continues to keep Fed Funds at zero to .25%, thus allowing mortgage rates to remain affordable for those looking to refinance or obtain new financing. Finally, oil prices have declined by more than one-half what they were last year at this time which put a tremendous burden on consumers.

While further market corrections cannot be ruled out, time and patience may be the best investment advice one can give in these uncertain times. Today's markets resemble those experienced in 1982, tagged as the "worst since the Great Depression." At that time, the market declines also occurred after a significant rise in oil prices, high unemployment, busting of the farming industry and Third World economies. It also produced markets that recovered to levels higher than those pre-recession. Today, as was the case back in 1982, doubts persist that any measure of economic or market recovery lies ahead. Time and patience will tell the story.

Integrity Fund of Funds total return for the period was 9.14%*, this compares to the Standard & Poor's 500 Index return of 3.16%. The total annual fund operating expense ratio (before expense waivers and reimbursements and including acquired fund fees and expenses) as of the most recent fiscal year-end was 3.08%. The net annual fund operating expense ratio (after expense waivers and reimbursements and excluding acquired fund fees and expenses) as of the most recent fiscal year-end was 1.65%. Funds contributing to the relative performance during the period include: Franklin Gold & Precious Metals Fund, up 26.31%; Vanguard Capital Opportunity Fund, up 14.92%; and T. Rowe Price New Era Fund, up 14.06%.

Funds lagging in overall performance during the period were: T. Rowe Price Equity Income Fund down 1.45% and MFS Value Fund down .50%.

Fund additions during the period include: Franklin Gold & Precious Metals Fund and Dodge & Cox Income Fund.

If you would like more frequent updates, visit the Fund's website at www.integrityfunds.com for daily prices along with pertinent Fund information.

Sincerely,

Monte Avery
Senior Portfolio Manager

The views expressed are those of Monte Avery, Senior Portfolio Manager with Integrity Mutual Funds, Inc. ("Integrity Mutual Funds"). The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector, the markets generally, or any of the funds in the Integrity family of funds.

*Performance does not include applicable front-end or contingent deferred sales charges, which would have reduced the performance.

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

PROXY VOTING OF FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 800-276-1262. A report on Form N-PX of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through the Fund's website at www.integrityfunds.com. The information is also available from the Electronic Data Gathering Analysis and Retrieval ("EDGAR") database on the website of the Securities and Exchange Commission ("SEC") at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

Within 60 days of the end of its second and fourth fiscal quarters, the Fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports on the Form N-CSR(S). These reports are filed electronically with the SEC and are delivered to the shareholders of the Fund. The Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q and N-CSR(S) are available on the SEC's website at www.sec.gov. The Fund's Forms N-Q and N-CSR(S) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090. You may also access this information from the Fund's website at www.integrityfunds.com.

SHAREHOLDER INQUIRIES AND MAILINGS

Direct inquiries regarding the Funds to: Integrity Funds Distributor, Inc. P.O. Box 500 Minot, ND 58703 Phone: 800-276-1262	Direct inquiries regarding account information to: Integrity Fund Services, Inc. P.O. Box 759 Minot, ND 58702 Phone: 800-601-5593

To reduce its expenses, the Fund may mail only one copy of its prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive additional copies of these documents, please call Integrity Funds Distributor, Inc. (the "Distributor" or "Integrity Funds Distributor") at 800-276-1262 or contact your financial institution. The Distributor will begin sending you individual copies 30 days after receiving your request.

TERMS & DEFINITIONS

Appreciation

Increase in the value of an asset

Average Annual Total Return

A standardized measurement of the return (appreciation) earned by a fund on an annual basis

Consumer Price Index

A commonly used measure of inflation; does not represent an investment return

Contingent Deferred Sales Charge

A charge applied at the time of redemption, assuming redemption at the end of the period

Depreciation

Decrease in the value of an asset

Growth Fund

A type of diversified common stock fund that has capital appreciation as its primary goal; it invests in companies that reinvest most of their earnings for expansion, research, or development

Growth & Income Fund

A fund that invests in common stocks for both current income and long-term growth of capital and income

Load

A mutual fund whose shares are sold with a sales charge added to the net asset value

Market Value

Actual (or estimated) price at which a fund trades in the marketplace

Net Asset Value

The value of all of a fund's assets, less liabilities and divided by the number of outstanding shares; does not include initial or contingent deferred sales charges

No-Load

A mutual fund whose shares are sold without a sales charge added to the net asset value

Total Return

Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in a fund's portfolio for the period, assuming the reinvestment of all dividends; represents the aggregate percentage or dollar value change over the period

COMPOSITION June 30, 2009 (unaudited)

Portfolio Load Types

Load	48.5%
No-Load	51.5%

The load structure reflects the type of sales load typically charged by each fund in the portfolio. As of June 30, 2009, the Fund has not paid a sales load to any fund.

These percentages are subject to change.

Portfolio Investment Style

G—Growth	26.4%
WS—World Stock	17.8%
EI—Equity Income	15.6%
MG—Mid-Cap Growth	10.1%
NR—Natural Resources	9.4%
G&I—Growth & Income	8.7%
PM—Precious Metal	4.6%
IB—Intermediate Bond	3.8%
B—Large Blend	3.6%

The portfolio investment style reflects the investment methodology and the size of the company in which each fund in the portfolio invests.

These percentages are subject to change.

DISCLOSURE OF FUND EXPENSES (unaudited)

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 31, 2008 to June 30, 2009.

Actual expenses

The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an account value of $8,600 divided by $1,000 equals 8.6), then multiply the result by the number in the appropriate column for your share class in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/31/08	Ending Account Value 6/30/09	Expenses Paid During Period*
Actual	$1,000.00	$1,091.43	$8.63

Hypothetical (5% return before expenses)	$1,000.00	$1,016.55	$8.32

*Expenses are equal to the annualized expense ratio of 1.65%, multiplied by the average account value over the period, and then multiplied by 180/360 days. The Fund's ending account value in the "Actual" section of the table is based on its actual total return of 9.14% for the six-month period of December 31, 2008 to June 30, 2009.

AVERAGE ANNUAL TOTAL RETURNS (unaudited)

	For periods ending June 30, 2009
Integrity Fund of Funds	1 year	3 year	5 year	10 year	Since Inception (January 3, 1995)
Without CDSC	(26.20%)	(7.42%)	(1.07%)	(2.79%)	2.92%
With CDSC (3.00% maximum)	(28.41%)	(8.34%)	(1.07%)	(2.79%)	2.92%

S&P 500 Index	1 year	3 year	5 year	10 year	Since Inception (January 3, 1995)
	(26.21%)	(8.22%)	(2.24%)	(2.22%)	6.83%

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

COMPARATIVE INDEX GRAPH (unaudited)

Comparison of change in value of a $10,000 investment in the Fund and the S&P 500 Index

	Integrity Fund of Funds without CDSC	S&P 500 Index
12/31/1998	$10,000	$10,000
1999	$11,904	$12,104
2000	$10,833	$11,002
2001	$8,499	$9,694
2002	$6,700	$7,552
2003	$8,620	$9,718
2004	$9,430	$10,776
2005	$10,110	$11,305
2006	$11,537	$13,091
2007	$12,328	$13,810
2008	$7,587	$8,700
6/30/2009	$8,281	$8,974

Putting Performance into Perspective

Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 800-276-1262.

You should consider the Fund's investment objectives, risks, charges, and expenses carefully before investing. For this and other important information, please obtain a Fund prospectus at no cost from your financial adviser and read it carefully before investing.

The graph does not reflect the deduction of the maximum CDSC. Had the CDSC been included, performance would have been lower.

The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

The graph comparing the Fund's performance to a benchmark index provides you with a general sense of how the Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. The Fund's total return for the period shown appears without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. If they could, they would incur transaction costs and other expenses. All Fund and benchmark returns include reinvested dividends.

SCHEDULE OF INVESTMENTS June 30, 2009 (unaudited)

MUTUAL FUNDS (98.2%)	Quantity	Market Value

American Capital Income Builder Class A	4,206	$176,827
American Capital World Growth & Income Fund Class A	22,489	626,315
American Growth Fund of America Class A	22,172	508,844
Davis New York Venture Class A	14,008	352,012
Dodge & Cox Income Fund Class N	21,260	262,131
Dodge & Cox Stock Fund Class N	4,702	362,654
Fairholme Fund Class N	32,102	814,750
Fidelity Dividend Growth Fund Class N	8,774	162,312
Franklin Gold & Precious Metals Class A	10,153	317,473
MFS Value Fund Class A	30,277	536,813
Mutual Beacon Fund Class A	25,117	240,625
T. Rowe Price Dividend Growth Fund Class N	14,459	250,433
T. Rowe Price Equity Income Fund Class N	21,875	372,976
T. Rowe Price New Era Fund Class N	18,673	650,199
Templeton Growth Fund Class A	28,536	390,661
Templeton World Fund Class A	19,431	223,072
Vanguard Capital Opportunity Fund Class N	29,416	699,514

TOTAL MUTUAL FUNDS (COST: $9,667,516)		$6,947,611

SHORT-TERM SECURITIES (2.3%)	Shares
Wells Fargo Advantage Cash Investment Money Market Fund (COST: $162,970)	162,970	$162,970

TOTAL INVESTMENTS IN SECURITIES (COST: $9,830,486)		$7,110,581
OTHER ASSETS LESS LIABILITIES		(35,501)

NET ASSETS		$7,075,080

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2009:

	Level 1	Level 2	Level 3	Total
Cash Equivalents	$162,970	$0	$0	$162,970
Mutual Funds	6,947,611	0	0	6,947,611
Total	$7,110,581	$0	$0	$7,110,581

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS (unaudited)

Statement of Assets and Liabilities June 30, 2009 (unaudited)

ASSETS
Investments in securities, at value (cost: $9,830,486)	$7,110,581
Accrued dividends receivable	11,039
Accrued interest receivable	42
Prepaid expenses	3,053
Receivable due from manager	735
Total assets	$7,125,450

LIABILITIES
Accrued expenses	$9,054
Payable to affiliates	9,332
Disbursements in excess of demand deposit cash	31,984
Total liabilities	$50,370

NET ASSETS	$7,075,080

Net assets are represented by:
Capital stock outstanding, at par	$74
Additional paid-in capital	12,823,946
Accumulated undistributed net realized gain (loss) on investments	(3,013,548)
Accumulated undistributed net investment income (loss)	(15,487)
Unrealized appreciation (depreciation) on investments	(2,719,905)
Total amount representing net assets applicable to 740,751 outstanding shares of $.0001 par value common stock (1,000,000,000 shares authorized)	$7,075,080

Net asset value per share	$9.55

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Operations For the six months ended June 30, 2009 (unaudited)

INVESTMENT INCOME
Interest	$1,495
Dividends	35,804
Total investment income	$37,299

EXPENSES
Investment advisory fees	$28,792
Service fees	7,998
Transfer agent fees	12,000
Administrative service fees	12,000
Accounting service fees	13,600
Transfer agent out-of-pockets	770
Professional fees	5,413
Custodian fees	1,085
Directors' fees	1,260
Reports to shareholders	1,198
License, fees, and registrations	2,954
Insurance expense	216
Legal fees	911
Audit fees	4,261
Total expenses	$92,458
Less expenses waived or absorbed by the Fund's manager	(39,672)
Total net expenses	$52,786

NET INVESTMENT INCOME (LOSS)	$(15,487)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	$(45,539)
Net change in unrealized appreciation (depreciation) of investments	663,417
Net realized and unrealized gain (loss) on investments	$617,878

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$602,391

The accompanying notes are an integral part of these financial statements.

FINANCIAL STATEMENTS

Statement of Changes in Net Assets

	Six Months Ended June 30, 2009*	Year Ended December 31, 2008
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(15,487)	$(1,865)
Net realized gain (loss) on investment transactions	(45,539)	(299,017)
Net change in unrealized appreciation (depreciation) on investments	663,417	(4,310,610)
Net increase (decrease) in net assets resulting from operations	$602,391	$(4,611,492)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($0.00 and $0.01 per share, respectively)	$0	$(11,253)
Distributions from net realized gain on investment transactions ($0.00 and $0.00 per share, respectively)	0	0
Total dividends and distributions	$0	$(11,253)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$815,794	$417,311
Proceeds from reinvested dividends	0	10,963
Cost of shares redeemed	(414,208)	(3,217,688)
Net increase (decrease) in net assets resulting from capital share transactions	$401,586	$(2,789,414)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$1,003,977	$(7,412,159)
NET ASSETS, BEGINNING OF PERIOD	6,071,103	13,483,262
NET ASSETS, END OF PERIOD	$7,075,080	$6,071,103

Undistributed net investment income	$0	$0

* Unaudited.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 1: ORGANIZATION

The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversified, open-end management investment company. The Fund incorporated under the laws of the State of North Dakota on June 1, 1994 and commenced operations on January 1, 1995.

The Fund's objective is long-term capital appreciation and growth of income. The Fund seeks to achieve this objective by investing primarily in a diversified group of other open-end investment companies which, in turn, invest principally in equity securities.

Shares of the Fund are offered for sale at net asset value without a sales charge. Shares purchased on or before April 30, 2007 may be subject to a 1.50% CDSC if redeemed within five years. Shares purchased after April 30, 2007 may be subject to a 3.00% CDSC if redeemed within three years of purchase.

NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation—Investments in mutual funds are valued at the net asset value ("NAV") per share most recently determined and reported by the respective mutual fund. Integrity Fund Services, Inc. ("Integrity Fund Services") obtains such quotations from a pricing service. If the pricing service fails to receive the NAV from the underlying mutual fund, a daily news source from the internet will be used as the pricing source, along with a telephone call to the underlying mutual fund. If the NAV is unreportable by the underlying fund group on the current day, Integrity Fund Services will wait until the next business morning to obtain the price from the underlying fund group and then price and verify the NAV for the Fund.

Federal and state income taxes—The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its net investment income and any net realized gain on investments to its shareholders; therefore, no provision for income taxes is required.

In June of 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 establishes the minimum threshold for recognizing and a system for measuring the benefits of tax-return positions in financial statements. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the financial statements. Interest and penalties related to uncertain tax positions, if any, are classified in the financial statements as "Other expense".

The tax character of distributions paid was as follows:

	December 31, 2008	December 31, 2007
Tax-exempt income	$0	$0
Ordinary income	11,253	32,765
Long-term capital gains	0	0
Return of capital	0	0
Total	$11,253	$32,765

As of December 31, 2008, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Undistributed Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficit)
$0	$0	$0	($2,968,009)	($3,383,322)	($6,351,331)

The Fund has unexpired net capital loss carryforwards for tax purposes as of December 31, 2008 totaling $2,968,009, which may be used to offset capital gains. Any difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to timing differences associated with wash sales. The capital loss carryforwards amounts will expire in each of the years ended December 31 as shown in the following table.

Year	Unexpired Capital Losses
2009	$446,079
2010	$1,709,000
2011	$513,913
2016	$299,017

For the year ended December 31, 2008, the Fund did not make any permanent reclassifications to reflect tax character.

Distributions to shareholders—The Fund will distribute dividends from net investment income and any net realized capital gains at least annually. Dividends and distributions are reinvested in additional shares of the Fund at net asset value or paid in cash. Capital gains, when available, are distributed at least annually. Distributions are recorded on the ex-dividend date.

Premiums and discounts—Premiums and discounts on debt securities are amortized for financial reporting purposes.

Other—Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for market discount, capital loss carryforwards, and losses due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period.

Dividend income—Dividend income is recognized on the ex-dividend date.

Futures contracts—The Fund may purchase and sell financial futures contracts to hedge against changes in the values of equity securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirement of the futures exchange on which the contract is traded. Subsequent payments ("variation margin") are made or received by the Fund, dependent on the fluctuations in the value of the underlying index. Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy. Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the schedule of investments. The statement of assets and liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts. These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 3: CAPITAL SHARE TRANSACTIONS

As of June 30, 2009, there were 1,000,000,000 shares of $.0001 par value authorized; 740,751 and 693,926 shares were outstanding at June 30, 2009 and December 31, 2008, respectively.

Transactions in capital shares were as follows:

	Six Months Ended June 30, 2009 (unaudited)	Year Ended December 31, 2008
Shares sold	95,406	33,193
Shares issued on reinvestment of dividends	0	824
Shares redeemed	(48,581)	(287,771)
Net increase (decrease)	46,825	(253,754)

NOTE 4: INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, the Fund's investment adviser; Integrity Funds Distributor, the Fund's underwriter; and Integrity Fund Services, the Fund's transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, the Fund's sponsor.

The Fund has engaged the Adviser to provide investment advisory and management services to the Fund. The Investment Advisory Agreement (the "Advisory Agreement") provides for fees to be computed at an annual rate of 0.90% of the Fund's average daily net assets. The Fund has recognized no advisory fees due to fees being fully waived for the six months ended June 30, 2009. The Fund does not have a payable to the Adviser at June 30, 2009 for investment advisory fees. Certain Officers and Directors of the Fund are also Officers and Directors of the Adviser.

The Adviser has contractually agreed to waive its management fee and to reimburse expenses, other than extraordinary or non-recurring expenses and acquired fund fees and expenses, until December 31, 2009, so that the net annual operating expenses of the Fund do not exceed 1.65%. After this date, the expense limitations may be terminated or revised. An expense limitation lowers expense ratios and increases returns to investors.

Principal underwriter and shareholder services

Integrity Funds Distributor serves as the principal underwriter for the Fund. The Fund currently pays an annual distribution fee of up to 0.25% of the average daily net assets of the Fund. The Distributor, in turn, pays dealers service fees for personal service to shareholders and/or the maintenance of shareholder accounts. The Fund has recognized $7,998 of service fees for the six months ended June 30, 2009. The Fund has a payable to the Distributor of $1,543 at June 30, 2009 for service fees. Certain Officers and Directors of the Fund are also Officers and Directors of the Distributor.

As transfer agent to the Fund, Integrity Fund Services provides shareholder services for a variable fee equal to 0.20% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million, with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses. The Fund has recognized $12,000 of transfer agency fees for the six months ended June 30, 2009. The Fund has a payable to Integrity Fund Services of $2,067 at June 30, 2009 for transfer agency fees. Integrity Fund Services also acts as the Fund's accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000 and a variable fee equal to 0.05% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million. The Fund has recognized $13,600 of accounting service fees for the six months ended June 30, 2009. The Fund has a payable to Integrity Fund Services of $2,375 at June 30, 2009 for accounting service fees. Integrity Fund Services also acts as the Fund's administrative services agent for a variable fee equal to 0.15% of the Fund's average daily net assets on an annual basis for the Fund's first $50 million and at a lower rate on the average daily net assets in excess of $50 million with a minimum of $2,000 per month plus out-of-pocket expenses. The Fund has recognized $12,000 of administrative service fees for the six months ended June 30, 2009. The Fund has a payable to Integrity Fund Services of $2,067 at June 30, 2009 for administrative service fees.

NOTE 5: INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sales of investment securities (excluding short-term securities) aggregated $700,000 and $84,100, respectively, for the six months ended June 30, 2009.

NOTE 6: INVESTMENT IN SECURITIES

At June 30, 2009, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $9,830,486. The net unrealized depreciation of investments based on the cost was $2,719,905, which is comprised of $130,229 aggregate gross unrealized appreciation and $2,850,134 aggregate gross unrealized depreciation. Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales.

NOTE 7: RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In September of 2006, FASB issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles, and expands disclosures about fair value measurements. SFAS 157 was effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

In accordance with the provisions of SFAS 157, the Fund adopted this standard effective January 1, 2008. The implementation of SFAS 157 did not impact the amounts reported in the financial statements, however the additional disclosures required regarding the inputs used to develop the measurements of fair value and the effect of certain measurements on changes in net assets for the period have been included in the Fund' s financial statements.

In March of 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 requires enhanced disclosures to provide information about the reasons the Fund invests in derivative instruments, the accounting treatment and the effect derivatives have on financial performance. SFAS 161 is effective for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. Management is currently evaluating the impact the adoption of SFAS 161 will have on the disclosures to the Fund's financial statements.

FINANCIAL HIGHLIGHTS

Selected per share data and ratios for the periods indicated

	Six Months Ended 6/30/09[1]	Year Ended 12/31/08	Year Ended 12/31/07	Year Ended 12/29/06	Year Ended 12/30/05	Year Ended 12/31/04
NET ASSET VALUE, BEGINNING OF PERIOD	$8.75	$14.23	$13.35	$11.74	$10.95	$10.01

Income from investment operations:
Net investment income (loss)	$(.02)	$.00	$.05	$.05	$(.04)	$(.04)
Net realized and unrealized gain (loss) on investment transactions	.82	(5.47)	.86	1.61	.83	.98
Total income (loss) from investment operations	$.80	$(5.47)	$.91	$1.66	$.79	$.94

Less Distributions:
Dividends from net investment income	$.00	$(.01)	$(.03)	$(.05)	$.00	$.00
Distributions from net realized gains	.00	.00	.00	.00	.00	.00
Total distributions	$.00	$(.01)	$(.03)	$(.05)	$.00	$.00

NET ASSET VALUE, END OF PERIOD	$9.55	$8.75	$14.23	$13.35	$11.74	$10.95

Total Return[2]	18.28%[3]	(38.45%)	6.85%	14.12%	7.21%	9.39%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$7,075	$6,071	$13,483	$9,890	$6,029	$6,517
Ratio of net expenses (after expense assumption) to average net assets[4]	1.65%[3]	1.65%	1.65%	1.65%	1.65%	1.60%
Ratio of net investment income to average net assets	(0.48%)[3]	(0.02%)	0.34%	0.51%	(0.33%)	(0.39%)
Portfolio turnover rate	1.38%	2.46%	19.38%	16.47%	1.65%	24.84%

[1]	Unaudited.

[2]	Excludes any applicable CDSC.

[3]	Annualized.

[4]

During the periods indicated above, the Integrity Mutual Funds and/or the Adviser assumed and/or waived expenses of $39,672, $70,782, $59,296, $59,230, $61,165, and $57,412, respectively. If the expenses had not been assumed and/or waived, the annualized ratio of total expenses to average net assets would have been 2.89%, 2.33%, 2.10%, 2.51%, 2.63%, and 2.47%, respectively.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Item 2—Code of Ethics

The information required in this Item is only required in an annual report on Form N-CSR.

Item 3—Audit Committee Financial Expert

The information required in this Item is only required in an annual report on Form N-CSR.

Item 4—Principal Accountant Fees and Services

The information required by this Item is only required in an annual report on Form N-CSR.

Item 5—Audit Committee of Listed Registrants

Not applicable

Item 6—Schedule of Investments

The Schedule of Investments is included in Item 1 of this Form N-CSRS.

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable

Item 8—Portfolio Managers of Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable

Item 10—Submissions of Matters to a Vote of Security Holders

The Fund Governance/Nominating Committee (the "Committee") is a committee of the Board of Directors of the Fund. The Committee serves in an advisory capacity to the Board of the Fund. The Committee identifies individuals qualified to become Board members and recommends to the Board Director nominations for election. All Directors participate in the process. The Board will consider all nominees equally, including candidates recommended by shareholders.

Item 11—Controls and Procedures

(a)	Not applicable.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12—Exhibits

(a)	(1)	The registrant's code of ethics filed pursuant to Item 2 of the N-CSR is filed with the registrant's annual N-CSR.

	(2)	Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/Shannon D. Radke
Shannon D. Radke
President, Integrity Fund of Funds, Inc.

Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/Adam Forthun
Adam Forthun
Treasurer, Integrity Fund of Funds, Inc.

Date: August 28, 2009